CHANGES IN OPERATING WORKING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
CHANGES IN OPERATING WORKING CAPITAL
Schedule of changes in operating working capital

year ended December 31	2024¹	2023¹	2022¹
(millions of Canadian $)

(Increase) decrease in Accounts receivable	(13)	(394)	(575)
(Increase) decrease in Inventories	(16)	(56)	(190)
(Increase) decrease in Other current assets	(97)	618	118
Increase (decrease) in Accounts payable and other	365	(206)	(83)
Increase (decrease) in Accrued interest	(40)	245	91
(Increase) Decrease in Operating Working Capital	199	207	(639)
1    Includes continuing and discontinued operations.